Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2055 Portfolio

September 30, 2019

VIPF2055-QTLY-1119
1.9893090.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,918	$98,875
VIP Equity-Income Portfolio Initial Class (a)	4,598	103,588
VIP Growth & Income Portfolio Initial Class (a)	5,828	118,256
VIP Growth Portfolio Initial Class (a)	1,420	100,955
VIP Mid Cap Portfolio Initial Class (a)	933	28,800
VIP Value Portfolio Initial Class (a)	5,197	76,137
VIP Value Strategies Portfolio Initial Class (a)	3,039	37,322
TOTAL DOMESTIC EQUITY FUNDS
(Cost $551,319)		563,933

International Equity Funds - 37.6%
VIP Emerging Markets Portfolio Initial Class (a)	11,576	134,634
VIP Overseas Portfolio Initial Class (a)	12,502	269,665
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $398,147)		404,299

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,106	21,457
Fidelity Long-Term Treasury Bond Index Fund (a)	1,847	27,462
VIP High Income Portfolio Initial Class (a)	3,879	21,451
VIP Investment Grade Bond Portfolio Initial Class (a)	1,964	26,316
TOTAL BOND FUNDS
(Cost $92,182)		96,686

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $10,742)	10,742	10,742
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,052,390)		1,075,660
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$1,075,571

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$21,868	$734	$24	$8	$315	$21,457
Fidelity Long-Term Treasury Bond Index Fund	--	49,758	29,645	539	3,879	3,470	27,462
VIP Contrafund Portfolio Initial Class	--	111,677	15,243	--	304	2,137	98,875
VIP Emerging Markets Portfolio Initial Class	--	136,519	888	--	(27)	(970)	134,634
VIP Equity-Income Portfolio Initial Class	--	116,140	17,465	--	259	4,654	103,588
VIP Government Money Market Portfolio Initial Class 1.8%	--	11,204	462	84	--	--	10,742
VIP Growth & Income Portfolio Initial Class	--	132,597	17,646	--	230	3,075	118,256
VIP Growth Portfolio Initial Class	--	113,604	13,824	--	178	997	100,955
VIP High Income Portfolio Initial Class	--	21,667	811	--	(2)	597	21,451
VIP Investment Grade Bond Portfolio Initial Class	--	26,656	465	--	2	123	26,316
VIP Mid Cap Portfolio Initial Class	--	32,157	2,701	--	(48)	(608)	28,800
VIP Overseas Portfolio Initial Class	--	265,162	2,593	--	(24)	7,120	269,665
VIP Value Portfolio Initial Class	--	85,208	10,840	--	47	1,722	76,137
VIP Value Strategies Portfolio Initial Class	--	41,611	4,957	--	28	640	37,322
Total	$--	$1,165,828	$118,274	$647	$4,834	$23,272	$1,075,660

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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